FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost:
Cash and cash equivalents	$ 9,717	$ 14,107
Royalty, derivative royalty, and stream receivables	2,253	2,482
Other receivables	263	329
Fair value through profit or loss:
Marketable securities	305	295
Total financial assets	12,538	17,213
Amortized cost:
Trade and other payables	1,188	5,394
Loans payable	12,625	13,725
Acquisition payables	2,233	2,928
Fair value through profit or loss:
Derivative loan liability	68	561
Total financial liabilities	$ 16,114	$ 22,608